Restriction on retained earnings (Details Textual) (Retained Earnings, Appropriated [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Retained Earnings, Appropriated [Member]
Retained Earnings Adjustments [Line Items]
Retained Earnings (Accumulated Deficit)	$ 7.9